CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
REVENUES
Revenues from mining operations	$ 535,836	$ 520,537	$ 1,468,331	$ 1,366,296
COSTS, EXPENSES AND OTHER INCOME
Production	220,408	237,190	655,349	648,511
Exploration and corporate development	36,023	9,610	93,417	43,877
Environmental remediation	4,066		4,066
Amortization of property, plant and mine development	68,318	67,104	199,181	188,268
General and administrative	25,416	20,410	91,359	79,684
Impairment loss on available-for-sale securities	600	3,402	12,181	3,402
Provincial capital tax			4,001
Interest expense	14,933	14,918	43,600	42,915
Interest and sundry (income) expense	(866)	46	(1,112)	22
(Gain) loss on derivative financial instruments	(1,674)	1,678	1,752	(654)
Loss (gain) on sale of available-for-sale securities (note 7)			6,731	(4,814)
Loss on Goldex mine		298,183		298,183
Foreign currency translation loss (gain)	16,265	(21,420)	20,773	(4,642)
Income (loss) before income and mining taxes	152,347	(110,584)	337,033	71,544
Income and mining taxes	46,021	(28,970)	108,887	39,069
Net income (loss) for the period	106,326	(81,614)	228,146	32,475
Net income (loss) per share - basic (note 5) (in dollars per share)	$ 0.62	$ (0.48)	$ 1.33	$ 0.19
Net income (loss) per share - diluted (note 5) (in dollars per share)	$ 0.62	$ (0.48)	$ 1.33	$ 0.19
Cash dividends declared per common share (in dollars per share)	$ 0.20		$ 0.60
COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the period	106,326	(81,614)	228,146	32,475
Other comprehensive income (loss):
Unrealized gain (loss) on derivative financial instrument activities	5,993	(15,994)	7,727	(15,994)
Adjustments for derivative financial instruments settled during the period	(1,255)		(1,238)
Unrealized gain (loss) on available-for-sale securities	14,925	(36,226)	(22,152)	(32,651)
Adjustments for realized loss (gain) on available-for-sale securities due to dispositions and impairments during the period	600	3,402	18,912	(1,412)
Change in unrealized (loss) gain on pension liability	(345)	110	1,258	330
Tax effect of other comprehensive (loss) income items	(1,158)	4,190	(2,308)	4,145
Other comprehensive gain (loss) for the period	18,760	(44,518)	2,199	(45,582)
Comprehensive income (loss) for the period	$ 125,086	$ (126,132)	$ 230,345	$ (13,107)